NOTE 4 - WARRANTS	6 Months Ended
Jun. 30, 2014
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding [Abstract]
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
NOTE 4 – WARRANTS

Warrant activity for the six months ended June 30, 2014 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Balance, December 31, 2013	1,580,000	$0.50
Granted	-	-
Cancelled	-	-
Exercised	-	-
Balance, June 30, 2014 (unaudited)	1,580,000	$0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement was declared effective on October 9, 2013.